Transactions With Directors and Other Key Management Personnel - Summary of Remuneration of the Directors and Other Key Management Personnel (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019 GBP (£) Directors Individuals	Dec. 31, 2018 GBP (£) Directors Individuals shares	Dec. 31, 2017 GBP (£) Individuals shares
Disclosure of directors and key management remuneration [line items]
Payments made as buy-outs of deferred performance-related payment | £		£ 266,667	£ 52,100
Number of previously employed individuals for buy-out of deferred performance related payment | Individuals	0	1	1
Termination payment | £	£ 1,076,435	£ 847,388
Number key management persons who receives termination benefit | Directors	1	2
Banco Santander SA London Branch [member]
Disclosure of directors and key management remuneration [line items]
Number of shares made as buy-outs of deferred performance-related payment | shares		189,381	603,614
Number of previously employed individuals for grants of shares as buy-out of deferred performance related payment | Individuals		5	5